Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

As detailed in the Company’s Consolidated Statement of Operations, the following is a disaggregation of the Company’s revenue by major source for the six months ended December 31, 2020 and 2019, respectively:

	For the Six Months Ended December 31,
	2020	2019
Software Services	$1,378,874	$826,265
Software License and Software as a Service	140,898	116,431
Total	$1,519,772	$942,696

Schedule of Timing Revenue Recognition

As the Company began adopting ASC 606 in July 2020, the timing of revenue recognition for periods prior to the adoption is not required:

Six Months Ended December 31, 2020
Products transferred at a point in time	$1,292,598
Products and services transferred over time	227,174
Total	$1,519,772